DISCONTINUED OPERATION - Schedule of Consolidated Balance Sheet (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 0	$ 469	$ 51,393
Restricted cash	0	8,037	0
Advances to suppliers, net	0	2,795,162
Prepayment and other current assets, net	0	3,497,724	61,147
Total current assets	0	6,301,392	76,914,507
NON - CURRENT ASSETS:
Property and equipment, net	0	6,512	370,616
Operating lease right-of-use assets	0	55,334	260,522
Deferred tax assets	0	6,247,083	6,245,291
Total non - current assets	0	6,308,929	6,876,429
TOTAL ASSETS	0	12,610,321	83,790,936
CURRENT LIABILITIES:
Accounts payable	0	2,640	1,902,320
Accrued expenses and other payables	0	1,233,311	156,141
Advances from customers	0	4,537,799	26,424,582
Deferred government grant, current	0	38,792	37,610
Income tax payable	0	659,919	670,481
Total current liabilities	0	6,472,461	29,444,690
NON - CURRENT LIABILITIES:
Deferred government grant, non-current	0	16,543	59,527
Total non - current liabilities	0	16,543	133,123
TOTAL LIABILITIES	$ 0	$ 6,489,004	$ 29,577,813